DBX ETF Trust | 1
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
August 31, 2024 (Unaudited)
Hidden Row
Number
of Shares Value $
COMMON STOCKS — 99.8%
Electronic Components — 0.7%
Kyocera Corp.
(Cost $64,965)
4,984 61,357
Electronic Manufacturing
Services — 2.5%
Fabrinet *
127 30,944
TE Connectivity Ltd.
1,117 171,571
(Cost $179,933)
202,515
Industrial Machinery &
Supplies — 0.6%
VAT Group AG, 144A
(Cost $42,099)
98 50,499
Semiconductor Materials &
Equipment — 29.1%
Advantest Corp.
2,700 123,146
Applied Materials, Inc.
1,684 332,186
ASM International NV
168 113,621
ASML Holding NV
396 355,926
BE Semiconductor Industries NV
284 37,032
Disco Corp.
292 85,551
Enphase Energy, Inc. *
483 58,462
Entegris, Inc.
546 63,265
KLA Corp.
483 395,785
Lam Research Corp.
382 313,626
Lasertec Corp.
257 49,563
MKS Instruments, Inc.
219 26,111
Nova Ltd. *
106 24,105
Onto Innovation, Inc. *
179 38,166
SCREEN Holdings Co. Ltd.
296 22,148
Teradyne, Inc.
563 76,979
Tokyo Electron Ltd.
1,680 297,740
(Cost $1,909,873)
2,413,412
Semiconductors — 66.9%
Advanced Micro Devices, Inc. *
2,333 346,591
Analog Devices, Inc.
1,801 422,947
ASE Technology Holding Co. Ltd.
13,196 63,319
Broadcom, Inc.
2,460 400,537
Cirrus Logic, Inc. *
196 28,555
First Solar, Inc. *
369 83,900
Infineon Technologies AG
4,737 173,032
Intel Corp.
12,310 271,312
Lattice Semiconductor Corp. *
481 22,780
Marvell Technology, Inc.
3,116 237,564
MediaTek, Inc.
5,476 212,261
Microchip Technology, Inc.
1,913 157,172
Micron Technology, Inc.
3,147 302,867
Monolithic Power Systems, Inc.
171 159,830
Novatek Microelectronics Corp.
1,990 33,592
NVIDIA Corp.
3,182 379,835
NXP Semiconductors NV
943 241,748
Number
of Shares Value $
ON Semiconductor Corp. *
1,566 121,944
Qorvo, Inc. *
341 39,519
QUALCOMM, Inc.
2,057 360,592
Rambus, Inc. *
382 17,083
Realtek Semiconductor Corp.
1,596 26,691
Renesas Electronics Corp.
6,000 103,595
SK Hynix, Inc.
1,957 254,468
Skyworks Solutions, Inc.
583 63,891
STMicroelectronics NV, Class Y
2,371 75,753
Taiwan Semiconductor
Manufacturing Co. Ltd.
13,403 395,512
Texas Instruments, Inc.
2,108 451,829
United Microelectronics Corp.
42,102 73,044
(Cost $4,412,785)
5,521,763
TOTAL COMMON STOCKS
(Cost $6,609,655)
8,249,546
EXCHANGE-TRADED FUNDS
— 0.1%
Invesco PHLX Semiconductor
ETF
(Cost $5,592)
150 6,099
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
5.24% (a)
(Cost $3,115)
3,115 3,115
TOTAL INVESTMENTS — 99.9%
(Cost $6,618,362)
8,258,760
Other assets and liabilities,
net — 0.1%
5,832
NET ASSETS — 100.0%
8,264,592

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
August 31, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CHPS-PH1
R-089711-2 (5/25) DBX006037 (5/25)
 *
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.24% (a)
1,039 142,821 (140,745) — — 70 — 3,115 3,115
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 8,249,546 $ — $ — $ 8,249,546
Exchange-Traded Funds
6,099 — — 6,099
Short-Term Investments (a)
3,115 — — 3,115
TOTAL
$ 8,258,760 $ — $ — $ 8,258,760
(a)
See Schedule of Investments for additional detailed categorizations.